Lease Obligations	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Lease Obligations [Abstract]
LEASE OBLIGATIONS
9.	LEASE OBLIGATIONS

The Company is committed to minimum operating lease payments as follows:

Maturity Analysis	March 31, 2025
$
Year 1	116,000
Year 2	469,369
Year 3	313,230
Year 4	-
Year 5	-
Total undiscounted operating lease liabilities	898,599
Less: imputed interest	(50,005)
Present value of operating lease liabilities	848,594

Less: Current portion of operating lease liabilities	(429,247)
Non-current portion of operating lease liabilities	(419,347)

On July 29, 2024, the Company entered into a lease agreement for new office space. This office occupies approximately 2,243 square feet with a monthly basic rental rate and operating charges of an estimated C$12,296 for the two-year term of the agreement. The Company used an incremental borrowing rate of 7% and recognized an ROU asset and corresponding operating lease liability of $205,201.

On October 5, 2023, BayMedica amended its lease located at 458 Carlton Court, Suite C, South San Francisco, California, in order to extend its lease to May 14, 2027. The Company is obligated to pay $1,295,759 over the three-year period unless terminated before the end of the period. The Company used an incremental borrowing rate of 6.15% and recognized a ROU asset and corresponding operating lease liability of $953,935. The Company can terminate the lease with three months written notice and a payment of $187,938.

9.	LEASE OBLIGATIONS

The Company is committed to minimum lease payments as follows:

Maturity Analysis	June 30, 2024
$

Year 1	364,887
Year 2	366,753
Year 3	313,231
Year 4	-
Year 5	-
More than five years	-
Total undiscounted lease liabilities(1)	1,044,871
Less: imputed interest	(82,209)
Present value of lease liabilities	962,662

Less: Current portion of lease liabilities	(317,797)
Non-current portion of lease liabilities	(644,865)

In July 2019, InMed entered into a facility lease agreement for approximately 4,000 square feet of office space in Vancouver, BC, which served as our corporate headquarters until August 2024, when the lease expired. The Company did not take the option to renew for an additional three-year period. Subsequent to June 30 2024, the Company entered into a lease agreement for new office space. This office occupies approximately 2,243 square feet with a monthly basic rental rate and operating charges of an estimated C$12,296 for the two-year term of the agreement.

On October 5, 2023, BayMedica amended its lease located at 458 Carlton Court, Suite C, South San Francisco, California, in order to extend its lease to May 14, 2027. The Company is obligated to pay $1,295,759 over the three-year period unless terminated before the end of the period. The Company used an incremental borrowing rate of 6.15% and recognized a right-of-use asset and corresponding operating lease liability of $953,935.